Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
EARNING PER SHARE [Abstract]
Reconciliations of numerator and denominator of per-share computations
	For the years ended December 31,
	2011	2012	2013
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited’s ordinary shareholders for basic and diluted earnings	2,039,074	1,765,392	1,587,888
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	567,138,809	554,813,612	536,790,221
Dilutive effect of share options	39,884	28,461	605,192
Denominator for diluted calculation	567,178,693	554,842,073	537,395,413
Net income per ordinary share attributable to Shanda Games Limited’s ordinary shareholders - basic	3.60	3.18	2.96
Net income per ordinary share attributable to Shanda Games Limited’s ordinary shareholders - diluted	3.60	3.18	2.95